Initial Public Offering	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Proposed Offering Disclosure [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

On September 8, 2020, the Company consummated its Initial Public Offering of 16,675,000 Public Shares, including the 2,175,000 Public Shares as a result of the underwriters’ full exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of approximately $166.8 million, and incurring offering costs of approximately $9.6 million, inclusive of approximately $5.8 million in deferred underwriting commissions.

NOTE 3. INITIAL PUBLIC OFFERING

On September 8, 2020, the Company consummated its Initial Public Offering of 16,675,000 Public Shares, including the 2,175,000 Public Shares as a result of the underwriters’ full exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of approximately $166.8 million, and incurring offering costs of approximately $9.6 million, inclusive of approximately $5.8 million in deferred underwriting commissions.